CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SUMMARY OF OUTSTANDING PROMISSORY NOTES

The following is the summary of outstanding promissory notes as of September 30, 2022:

	Interest rate	Principal Amount	Net Proceeds	Warrants Shares	Maturity Date
Convertible Note- Talos Victory (Note 9 (b))	8%	$250,000	$197,000	200,000	October 27, 2022
Convertible Note-Mast Hill (Note 9 (b))	8%	750,000	601,000	600,000	November 5, 2022
Convertible Note-First Fire (Note 9 (b))	8%	250,000	197,000	200,000	November 16, 2022
Convertible Note-LGH Note 9 (b))	8%	250,000	207,000	200,000	November 24, 2022
Convertible Note -Fourth Man (Note 9 (b))	8%	250,000	197,000	200,000	November 29, 2022
Convertible Note-Jeffery Street Note 9 (b))	8%	250,000	197,000	200,000	December 2, 2022
Convertible Note -Blue Lake Note 9 (b))	8%	250,000	197,000	200,000	December 2, 2022
Total		2,250,000	1,793,000	1,800,000
Debt Discounts		(225,000)
Amortization of discounts for the year ended December 31, 2021		5,550
Convertible promissory notes payable as of December 31, 2021		2,030,550
Repayment of principals for the nine-month period ended September 30, 2022		(115,000)
Amortization of discounts for the nine-month period ended September 30, 202		19,461
Convertible promissory notes payable as of September 30,2022		$1,935,010

*The Company prepaid $10,000 legal deposit for each note until the repayment of the notes.

The following is the summary of outstanding promissory notes as of December 31, 2021:

	Interest rate	Principal Amount	Net Proceeds	Warrants Shares	Maturity Date
Convertible Note- Tarlos Victory (Note 9 (b))	8%	$250,000	$197,000	200,000	October 27, 2022
Convertible Note-Mast Hill (Note 9 (b))	8%	750,000	601,000	600,000	November 5, 2022
Convertible Note-First Fire (Note 9 (b))	8%	250,000	197,000	200,000	November 16, 2022
Convertible Note-LGH Note 9 (b))	8%	250,000	207,000	200,000	November 24, 2022
Convertible Note -Fourth Man (Note 9 (b))	8%	250,000	197,000	200,000	November 29, 2022
Convertible Note-Jeffery Street Note 9 (b))	8%	250,000	197,000	200,000	December 2, 2022
Convertible Note -Blue Lake Note 9 (b))	8%	250,000	197,000	200,000	December 2, 2022
Total		2,250,000	1,793,000	1,800,000
Debt Discounts		(225,000)
Amortization of discounts for the year ended December 31, 2021		5,550
Convertible Promissory Notes payable as of December 31, 2021		$2,030,550

*The Company prepaid $10,000 legal deposit for each note till the repayment of the notes.

SCHEDULE OF FAIR VALUE OF WARRANTS

The fair values of these warrants as of September 30, 2022 were calculated using the Black-Scholes option-pricing model with the following assumptions:

	September 30, 2022
	Volatility (%)	Expected dividends yield (%)	Weighted average expected life (year)	Risk-free interest rate (%) (per annum)	Common stock purchase warrants liability as of December 31, 2021(US$)	Changes of fair value of common stock purchase warrants liability (+ (gains)/- losses(US$)	Common stock purchase warrants liability as of September 30, 2022 (US$)
Convertible Note- Talos Victory (Note 9 (a))	256.7%	$0.0%	$2.1	4.22%	124,756	(3,895)	120,861
Convertible Note-Mast Hill (Note 9 (a))	256.7%	0.0%	2.1	4.22%	375,156	(11,749)	363,407
Convertible Note-First Fire (Note 9 (a))	256.7%	0.0%	2.1	4.22%	125,408	(3,946)	121,462
Convertible Note-LGH Note 9 (a))	256.7%	0.0%	2.1	4.22%	125,664	(3,971)	121,693
Convertible Note -Fourth Man (Note 9 (ab))	256.7%	0.0%	2.2	4.22%	125,821	(3,987)	121,834
Convertible Note-Jeffery Street Note 9 (a))3,054	256.7%	0.0%	2.2	4.22%	125,915	(3,997)	121,918
Convertible Note -Blue Lake Note 9 (a))	256.7%	0.0%	2.2	4.22%	125,915	(3,997)	121,918
Total				Total	1,128,635	(35,542)	1,093,093

The fair values of these warrants as of December 31, 2021 were calculated using the Black-Scholes option-pricing model with the following assumptions:

						December 31, 2021
	Volatility (%)	Expected dividends yield (%)	Weighted average expected life (year)	Risk-free interest rate (%) (per annum)		Initial value of common stock purchase warrants liability (US$)	Changes of fair value of common stock purchase warrants liability (- (gains)/+ losses(US$)	Common stock purchase sarrants liability as of December 31, 2021(US$)
Convertible Note- Tarlos Victory (Note 9 (a))	187.3%	$0.0%	$2.8	0.97%		311,649	(186,893)	124,756
Convertible Note-Mast Hill (Note 9 (a))	187.3%	0.0%	2.8	0.97%		576,233	(201,077)	375,156
Convertible Note-First Fire (Note 9 (a))	187.3%	0.0%	2.9	0.97%		196,037	(70,629)	125,408
Convertible Note-LGH Note 9 (a))	187.3%	0.0%	2.9	0.97%		214,644	(88,980)	125,664
Convertible Note -Fourth Man (Note 9 (ab))	187.3%	0.0%	2.9	0.97%		214,867	(89,046)	125,821
Convertible Note-Jeffery Street Note 9 (a))	187.3%	0.0%	2.9	0.97%		187,338	(61,423)	125,915
Convertible Note -Blue Lake Note 9 (a))	187.3%	0.0%	2.9	0.97%		187,338	(61,423)	125,915
Total					Total	1,888,106	(759,471)	1,128,635